Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

Supplement Dated November 15, 2002

To Prospectus Dated January 28, 2002

THE FOLLOWING REPLACES THE "BY MAIL" AND THE "BY WIRE" SECTIONS ON PAGE 23 OF THE PROSPECTUS. ALSO ATTACHED IS A REVISED STOCKHOLDER APPLICATION FORM, WHICH REPLACES THAT FOUND IN THE PROSPECTUS.

By Mail: Please complete the Stockholder Application found in the back of this Prospectus and send it by regular mail to the Fund's transfer agent at:

BB&K Funds

c/o Forum Shareholder Services, LLC

PO Box 446

Portland, ME 04112

or by express, registered or certified mail to:

BB&K Funds

c/o Forum Shareholder Services, LLC

Two Portland Square

Portland, ME 04101

Please also include a check for your initial purchase made payable to the Fund in which you will be investing:

Bailard, Biehl & Kaiser Cognitive Value Fund

Bailard, Biehl & Kaiser Enhanced Growth Fund

Bailard, Biehl & Kaiser International Equity Fund

Bailard, Biehl & Kaiser Bond Opportunity Fund

By Wire: Please contact the Fund's transfer agent directly at 800-541-4366 for instruction on how to wire your initial purchase. Please note that, before wiring your investment, a completed Stockholder Application must be received by the Fund's transfer agent at one of the addresses above.

The wiring instructions for purchases in the Funds are:

Deutsche Bank Trust Company Americas

New York, New York

ABA# 021001033

For Credit To:

Forum Shareholder Services, LLC

Account #014-65-547

Attn:[Name of Bailard, Biehl & Kaiser Fund in which you will be investing]

Stockholder's Name: _____________________________

Account Number: ________________________________

Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

Stockholder Application Form

Important - Please mail completed forms to: Note: Please do not use this application to establish a Bailard,

Forum Shareholder Services, LLC. Biehl & Kaiser IRA. You may obtain a Bailard, Biehl & Kaiser

P.O Box 446 IRA application by calling BB&K Fund Services at (800) 882-8383.

Portland, ME 04112

  Fund Selection and Investment Information - Minimum initial investment of $5,000. Investment

q Bailard, Biehl & Kaiser Cognitive Fund $ _____________________

q Bailard, Biehl & Kaiser Enhanced Growth Fund $ _____________________

q Bailard, Biehl & Kaiser International Equity Fund $ _____________________

q Bailard, Biehl & Kaiser Bond Opportunity Fund $ _____________________

q Check or draft made payable to each Fund

q Wire through Federal Reserve System

II. Account Registration - Register shares as one of the following: (Please print)
  NAME OF INDIVIDUAL NAME(S) OF CO-STOCKHOLDER(S)

__________________________________________________________________________________________________

q Community Property q Tenants in Common

q Joint Tenants with Rights of Survivorship q Other (specify)

  NAME OF ORGANIZATION OR TRUST _______________________________________________________________

Name(s) of Trustee(s) Date of Trust____________________________

  GIFT OR TRANSFER TO MINOR

(Custodian's Name) as Custodian for (Minor's Name)___________________________________

under the (Minor's State of Residence) Uniform Gift or Transfer to Minor's Act______________________

(as applicable in the minor's state of residence)

III. Taxpayer Identification Number (Important Tax Information)

You (as payee) are required by law to provide us (as payer) with your correct taxpayer identification number. Accounts that have a missing or incorrect taxpayer identification number will be subject to backup withholding at a 30% rate on interest, dividends and other payments. Backup withholding is not an additional tax. The tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld.

Part 1. Enter your taxpayer identification number. For most individual taxpayers, this is your Social Security number. For accounts established under the Uniform Gift or Transfer to Minor's Act, this would be the minor's social security number.

Social Security # ___ ___ ___ - ___ ___ - ___ ___ ___ ___ OR Tax ID # ___ ___ - ___ ___ ___ ___ ___ ___ ___________

Part 2. Backup Withholding

q Check here if you are subject to backup withholding, either because (i) you are not exempt from backup withholding, or (ii) you have been notified by the Internal Revenue Service (IRS) that you are subject to backup withholding as a result of failure to report all interest or dividends, or (iii) because the IRS has not notified you that you are no longer subject to backup withholding.

IV. Other Account Information

Street Address or P.O Box Number__________________________________________________________________________

City State Zip Code________________________

Home Phone ( )_______________________ Business Phone ( )_________________________ ___________

Date of Birth Marital Status __________________________________________

Occupation __________________________ State of Residence ______________________________________

Citizen of: q United States q Other (specify) _______________________________________

Do you have other Bailard, Biehl & Kaiser accounts? q Yes q No

V. Distribution Option - If none is selected, distributions will be reinvested in additional shares.

(If you choose to have your dividends or capital gains sent by wire, please also complete Section VII.)

q Dividends reinvested at net asset value q Dividends paid in cash q Dividends wired

q Capital gains reinvested at net asset value q Capital gains paid in cash q Capital gains wired

VI. Telephone Exchange and Redemption Option q Yes q No

I/We authorize the Bailard, Biehl & Kaiser Opportunity Fund Group and its agent, Forum Shareholder Services, LLC, to honor exchange and redemption requests of between $1,000 and $150,000, by telephone. I/We agree that the Bailard, Biehl & Kaiser Opportunity Fund Group and Forum Shareholder Services, LLC will not be liable for losses sustained as a result of acting on telephone instructions that Forum Shareholder Services, LLC reasonably believes to be genuine and that such authorization will apply until I/we revoke it. I/We select one of the following telephone redemption options:

q Please mail telephone redemption proceeds to the name and address in which my/our fund account is registered;

q Please mail or wire telephone redemption proceeds to the commercial bank indicated below. (Please obtain wiring instructions from your bank before completing the section below.)

VII. Wiring Instructions - Please add the following wiring instructions to my account for redemption proceeds:

Bank Name _____________________________________________ Bank ABA Number ______________________________

Street Address of Bank____________________________________________________________________________________

City State Zip Code________________

Nominee Account Name & Number (if applicable) _____________________________________________________________

Client Account Name & Number____________________________________________________________________________

Please attach a voided check or deposit slip from the account to which the proceeds are to be mailed or wired.

VIII. Systematic Withdrawal Plan Option

If you select this option, please review the terms and conditions of this plan in the Prospectus. This Application must be received in good order at least 10 days prior to the first designated payment from the Systematic Withdrawal Plan (SWP) account, and 10 days prior notice is required before any changes to the instructions in this Application can be implemented.
  I/We hereby authorize the Bailard, Biehl & Kaiser Opportunity Fund Group and its agent, Forum Shareholder Services, LLC, to liquidate shares in and withdraw cash from this account beginning on:

Date:_______________, 20 _____, in the amount of $ _________________________________________________

q SEMIMONTHLY, on or about the q THIRD or the q EIGHTEENTH, or

q MONTHLY, on or about the q THIRD or the q EIGHTEENTH, or

q QUARTERLY, on or about the q THIRD or the q EIGHTEENTH,

to provide SWP payments, and to mail a check for such amount from Boston as soon as practicable after the third and/or eighteenth day of the payment period, as applicable, to me or to the following payee (complete only if different from information previously stated):

Name(s) of Payee ________________________________________________________________________________________

Street Address or P.O. box Number__________________________________________________________________________

City State Zip Code_______________

IX. Duplicate Statement Authorization

I/We hereby authorize the Bailard, Biehl & Kaiser Opportunity Fund Group and its agent, Forum Shareholder Services, LLP, to release information regarding my account to the person listed below:

Name & Title (if applicable) _______________________________________________________________________________

Telephone Number ( ) ________ Firm Name (if applicable)_________________________________

Street Address or P.O Box Number__________________________________________________________________________

City State Zip Code_______________

X. Investment Representations and Signature(s)

The undersigned represent that the shares subscribed to hereby, and any other shares of the Funds purchased by the undersigned in the future, will be purchased for the undersigned's own account (or for a trust account described in "Account Registration" above) and not with a view to or for sale in connection with any distribution of the shares. This representation shall in no way restrict the undersigned's ability to redeem some or all of the undersigned's shares at any time.

The undersigned certify that I/we have received and read the current Prospectus and agree to be bound by its terms. I/we also certify that we have received and read a copy of the Fund's Privacy Notice. The establishment of this account is subject to acceptance by the Funds.

Under penalties of perjury, I/we certify that the taxpayer identification number and the statement as to backup withholding provided in "Taxpayer Identification Number" above are true, correct and complete. The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature Date

Signature Date___________________

Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

Supplement Dated November 15, 2002

To Statement of Additional Information

Dated January 28, 2002

THE FOLLOWING REPLACES THE FOURTH AND FIFTH PARAGRAPHS OF THE "OTHER SERVICES" DISCUSSION ON PAGES B-23 AND B-24 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Prior to June 1, 2002, the Company, on behalf of the Funds, had entered into an Administration Agreement dated as of October 1, 1991, as amended, with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp"), 2020 E. Financial Way, Suite 200, Glendora, California 91741. Pursuant to such agreement, U.S. Bancorp provided certain administrative services in connection with the management of the Funds' operations. Such services include: (i) assisting the Funds' accountants in preparing financial reports, (ii) assisting the Funds' attorneys in preparing amendments to the Funds' registration statement, any proxy materials and other forms and reports to be filed with the SEC, (iii) preparing periodic reports to stockholders, (iv) monitoring compliance with the Funds' investment policies and restrictions, and (v) other administrative matters. As compensation for such services, the Company and the Fund Group paid U.S. Bancorp a total annual fee of $162,500, which is pro-rated between the Funds and the Fund Group on the basis of the net asset value of each fund. Beginning June 1, 2002 the Administrative services are provided by Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109.

Prior to November 15, 2002, transfer agent and dividend paying agent services were provided by J.P. Morgan Investor Services Co. ("JPMIS"), P.O. Box 2798, Boston, Massachusetts 02208, an affiliate of J.P. Morgan Chase & Co. JPMIS also files applications under state law to register the Funds' shares for sale, and to register the Company and/or the Company's officers to sell the Funds' shares. For services performed by JPMIS from the Value Fund's inception on May 30, 2001 to September 30, 2001, the Value Fund paid JPMIS $14,269. For that same time period, the Growth Fund paid JPMIS $14,269. For services performed by JPMIS during the 1999, 2000 and 2001 fiscal years, the Equity Fund paid JPMIS $36,366, $41,660 and $41,605, respectively. For that same time period, the Bond Fund paid JPMIS $36,077, $45,789 and $39,068, respectively. Beginning November 15, 2002 transfer agent and dividend paying agent services are provided by Forum Shareholder Services, LLC., P.O. Box 446, Portland, ME 04112.